ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities [Abstract]
Vessel operating expenses	$ 12,841	$ 8,668
Administrative expenses	1,603	1,694
Interest expense	6,616	6,770
Accrued expenses	$ 21,060	$ 17,132